COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF OPERATING LEASE COMMITMENTS
(a)	Operating lease commitments

	2020	2021	2022
	S$	S$	S$

Low value leases	2,425	1,997	2,201

SCHEDULE OF CAPITAL COMMITMENTS

(b)	Capital commitments

Capital expenditures contracted for at the balance sheet date but not recognized in the financial statements are as follows:

	2020	2021	2022
	S$	S$	S$

Capital investment injection in a Malaysian company	247,050	-	-

SCHEDULE OF FUTURE MINIMUM PAYMENTS UNDER NON-CANCELLABLE

(c)	Other commitments

The Group entered into an exclusive, worldwide, non-sublicensable, non-transferable and revocable-for-cause license with an independent company for the NKG2DL-targeting CAR-gamma delta T cell and iPSC-gdNKT cell technology. As of December 31, 2022, the total future minimum payments under non-cancellable royalty agreements are as follows:

	2020	2021	2022
	S$	S$	S$

Within 1 year	4,458	4,458	4,867
After 1 year but within 5 years	42,800	42,800	47,080
Over 5 years	146,056	134,285	118,235
Total	193,314	181,543	170,182